Income Tax - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Provision for income tax	$ 0	$ 0	$ 0
Unrecognized tax benefits	$ 0	0
Income tax examination, description	As of December 31, 2023, the Company’s federal and state and local income tax years 2020 through 2023 remain open and are subject to examination.
Federal [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryovers	$ 4,300,000	2,000,000
Open tax year	2020
State [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryovers	$ 4,200,000	$ 1,900,000
Open tax year	2023